Goodwill And Other Intangible Assets (Rollforward Of Goodwill) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance at beginning of period	$ 23,826.9	$ 21,014.9	$ 11,575.1
Attributable to acquisitions		3,061.8	9,841.0	$ 1,492.4
Adjustments due to finalization of purchase price adjustments	(64.7)	92.6	186.4
Foreign currency translation and other	252.8	(342.4)	(587.6)
Balance at end of period	24,015.0	23,826.9	21,014.9	11,575.1
Operating segments | Life Sciences
Goodwill [Roll Forward]
Balance at beginning of period	11,610.3	11,308.5	1,933.2
Attributable to acquisitions		438.6	9,560.2
Adjustments due to finalization of purchase price adjustments		89.7	(4.6)
Foreign currency translation and other		(226.5)	(180.3)
Balance at end of period	11,751.6	11,610.3	11,308.5	1,933.2
Operating segments | Diagnostics
Goodwill [Roll Forward]
Balance at beginning of period	6,903.0	4,387.4	4,412.1
Attributable to acquisitions		2,590.5	180.3
Adjustments due to finalization of purchase price adjustments		(2.2)	(6.9)
Foreign currency translation and other		(72.7)	(198.1)
Balance at end of period	6,910.7	6,903.0	4,387.4	4,412.1
Operating segments | Dental
Goodwill [Roll Forward]
Balance at beginning of period	3,215.6	3,236.1	3,142.9
Attributable to acquisitions		4.2	7.0
Adjustments due to finalization of purchase price adjustments		0.0	197.9
Foreign currency translation and other		(24.7)	(111.7)
Balance at end of period	3,239.9	3,215.6	3,236.1	3,142.9
Operating segments | Environmental & Applied Solutions
Goodwill [Roll Forward]
Balance at beginning of period	2,098.0	2,082.9	2,086.9
Attributable to acquisitions		28.5	93.5
Adjustments due to finalization of purchase price adjustments		5.1	0.0
Foreign currency translation and other		(18.5)	(97.5)
Balance at end of period	$ 2,112.8	$ 2,098.0	$ 2,082.9	$ 2,086.9